Organization and Business (Details)	Dec. 31, 2021 location
Noncontrolling Interest [Line Items]
Number of locations	756
Number of consolidated locations	624
WeWork Companies LLC | WeWork Partnership
Noncontrolling Interest [Line Items]
Controlling interest ownership	100.00%